Common Stock Options - Schedule of Stock Options Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Volatility	23500.00%	227.00%
Stock Options [Member]
Average risk-free interest rates	1.35%	0.59%
Average expected life (in years)	2 years 5 months 20 days	1 year 5 months 1 day
Volatility	235.00%	227.00%